Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Schedule of Error Corrections and Prior Period Adjustments	The change in presentation for the period ended June 30, 2018 is as follows:

	Six Months Ended June 30, 2018
(in thousands of $)	As previously reported	Adjustments (decrease) increase	As adjusted
Change in fair value of derivative instruments	—	1,528	1,528
Change in fair value of oil derivative instrument	—	(108,300)	(108,300)
Change in assets and liabilities:
Other current and non-current assets	(105,056)	111,499	6,443
Other current and non-current liabilities	43,764	(4,727)	39,037

The change in presentation for the six months ended June 30, 2018 is as follows:

	Six Months Ended June 30, 2018
(in thousands of $)	As previously reported	Adjustments Increase/ (Decrease)	As adjusted
Gains on derivative instruments	—	1,068	1,068
Other financial items, net	594	(1,068)	(474)

Schedule of Price Risk Derivatives
The realized and unrealized gain on oil derivative instrument is as follows:

(in thousands of $)	Six months ended June 30,
	2019	2018
Realized gain on oil derivative instrument	7,395	3,048
Unrealized gain on oil derivative instrument	750	108,300
	8,145	111,348